Cash and cash equivalents and short-term financial assets (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents and short-term financial assets
Schedule of cash and cash equivalents by currency

The Company’s cash and cash equivalents are maintained in the following respective currencies as of December 31, 2024 and 2023:

	As of
	December 31,
In CHF thousands	2024	2023
Cash and cash equivalents	36,275	78,494
Total	36,275	78,494
By currency
CHF	20,798	52,437
EUR	7,308	8,155
USD	8,169	17,902
Total cash and cash equivalents	36,275	78,494

Schedule of short-term financial assets

The following table summarizes the Company’s short-term financial assets as of December 31, 2024 and 2023:

	As of
	December 31,
In CHF thousands	2024	2023
Short-term financial assets due in one year or less	129,214	24,554
Total	129,214	24,554
By currency
CHF	95,006	22,000
EUR	18,705	—
USD	15,503	2,554
Total short-term financial assets	129,214	24,554